Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Oct. 31, 2022
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 3,108,218	$ 2,657,540
Liabilities, fair value	3,065,051	2,561,421
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	104,532	104,951
Liabilities, fair value	106,835	107,367
Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	156,670	146,249
Liabilities, fair value	156,670	146,249
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	223,661	88,581
Assets, fair value	223,661	88,581
Securities [member]
Statement Line Items [Line Items]
Assets, book value	39,652	141,564
Assets, fair value	39,652	141,564
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	3,419,455	2,992,678
Assets, fair value	3,409,081	2,963,676
Other financial assets [member]
Statement Line Items [Line Items]
Assets, book value	4,126	4,727
Assets, fair value	$ 4,126	$ 4,727